Business Combination (Tables) - Successor [Member]	3 Months Ended
Mar. 31, 2019
Schedule of Purchase Price Allocation

The following table summarizes the preliminary allocation of the purchase price allocation (in thousands):

Allocation of consideration

	NPS	GES
	(In thousands)
Cash and cash equivalents	$31,656	$5,206
Accounts receivable	55,392	18,013
Unbilled revenue	41,378	45,343
Inventories	33,652	31,092
Current assets	19,463	8,719
Property, plant and equipment	216,094	91,444
Intangible assets	94,000	53,000
Deferred tax assets	-	554
Other assets	7,457	1,254
Total identifiable assets acquired	499,092	254,625

Accounts payable	26,457	31,113
Accrued expenses	28,686	25,388
Current portion of loans and borrowings	-	16,368
Short-term borrowings	55,836	9,000
Current liabilities	811	15,449
Loans and borrowings	149,399	25,098
Deferred tax liabilities	23,799	8,053
Other liabilities	22,363	8,838
Non-controlling interest	(2,841)	837
Net identifiable liabilities acquired	304,510	140,144
Total fair value of net assets acquired	194,582	114,481
Goodwill	396,173	174,367
Total gross consideration	$590,755	$288,848

Schedule of Preliminary Allocation to Intangible Assets

The preliminary allocation to intangible assets is as follows (in thousands):

Intangible assets

	Fair Value
	NPS	GES	Total	Useful Life
	(In thousands)
Customer contracts	$77,000	$44,500	$121,500	10 years
Trademarks and trade names	17,000	8,500	25,500	8 years
Total intangible assets	$94,000	$53,000	$147,000

Schedule of Proforma Information of Operations

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro forma basis, as if the Business Combination had been consummated on January 1, 2017 for the period ended March 31, 2018 (in thousands):

Period from January 1 to March 31,
2018
Revenues	117,558
Net income	3,495